Common Stock	9 Months Ended
Sep. 30, 2012
Common Stock

(10)    Common Stock

We are authorized to issue 600,000,000 shares of common stock at September 30, 2012 (unaudited). Holders of our common stock are not entitled to receive dividends unless declared by our board of directors.

On February 21, 2012, we issued and sold 1,750,980 shares of common stock at a price of $10.20 per share for gross proceeds of $17.9 million in a private placement with a new stockholder.

During the nine months ended September 30, 2012 (unaudited), we repurchased and subsequently cancelled 100,000 and 77,498 shares of common stock at a price of $10.00 and $11.50 per share, respectively, from former employees.

As of September 30, 2012 (unaudited), we had 123,371,566 shares of common stock outstanding and had reserved shares of common stock for future issuance as follows:

September 30, 2012 (Unaudited)
Stock option plan:
Options outstanding	37,279,442
RSUs	1,134,851
Stock awards available for future grants:
2005 Stock Option Plan(1)	—
2012 Equity Incentive Plan(1)	11,635,301
2012 Employee Stock Purchase Plan(1)	5,000,000

Total reserved shares of common stock for future issuance	55,049,594

(1)	Refer to Note 11 for a description of these plans.